Consolidated Shareholders' Equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [Line Items]
Total expense for restricted share plans	€ 0	€ 3
Restricted shares
Disclosure of classes of share capital [Line Items]
Total expense for restricted share plans	€ 113	€ 128
Number of shares not yet fully vested (in shares)	10,900,815	11,251,318
Restricted share plan 2020
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,340,501	0
Restricted share plan 2019
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,545,507	3,797,582
Restricted share plan 2018
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	4,014,807	4,252,339
Restricted share plan 2017
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	0	3,201,397